Net debt (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Net Debt

		2020 $m	2019 $m
Cash and cash equivalents		1,675	195

Loans and other borrowings	– current	(869)	(87)

	– non-current	(2,898)	(2,078)

Lease liabilities	– current	(34)	(65)

	– non-current	(416)	(595)

	– classified as held for sale (note 12)	—	(20)

Derivative financial instruments hedging debt values (note 24)		13	(15)

Net debt		(2,529)	(2,665)

Movement in net debt

Net increase/(decrease) in cash and cash equivalents, net of overdrafts		1,430	(500)

Add back financing cash flows in respect of other components of net debt:
Principal element of lease payments		65	59

Issue of long-term bonds, including effect of currency swaps		(1,093)	—

Issue of commercial paper		(738)	—

Repayment of long-term bonds		290	—

Decrease/(increase) in other borrowings		125	(127)

Decrease/(increase) in net debt arising from cash flows		79	(568)

Other movements:

Lease liabilities		144	(43)

Increase in accrued interest		(5)	(7)

Acquisitions and disposals		19	(25)

Exchange and other adjustments		(101)	(57)

Decrease/(increase) in net debt		136	(700)

Net debt at beginning of the year		(2,665)	(1,965)

Net debt at end of the year		(2,529)	(2,665)

Summary of Loans and Other Borrowings, Excluding Bank Overdrafts and Currency Swaps
Loans and other borrowings (excluding bank overdrafts), lease liabilities, and currency swaps comprise the liabilities included in the financing activities section of the Group statement of cash flows and their movements are analysed as follows:

	At 1 January 2020 $m	Financing cash flows $m	Exchange adjustments $m	Disposal $m	Other a $m	At 31 December 2020 $m
Unsecured bank loans	125	(125)	—	—	—	—

Lease liabilities	680	(65)	(2)	(19)	(144)	450

£173m 3.875% bonds 2022	528	(290)	—	—	(3)	235

€500m 1.625% bonds 2024	—	585	26	—	—	611

£300m 3.75% bonds 2025	399	—	13	—	1	413

£350m 2.125% bonds 2026	462	—	16	—	1	479

€500m 2.125% bonds 2027	564	—	53	—	1	618

£400m 3.375% bonds 2028	—	511	29	—	2	542

Commercial paper	—	738	78	—	2	818

	2,758	1,354	213	(19)	(140)	4,166

Currency swaps (exchange of principal)	20	(3)	—	—	—	17

Currency swaps (initial fee received)	—	3	—	—	(3)	—

	2,778	1,354	213	(19)	(143)	4,183

a	Includes $90m lease termination relating to InterContinental San Juan (see note 6).

	At 1 January 2019 $m	Financing cash flows $m	Exchange adjustments $m	Acquisition of businesses $m	Other $m	At 31 December 2019 $m
Unsecured bank loans	—	127	(2)	—	—	125

Lease liabilities	670	(59)	1	25	43	680

£400m 3.875% bonds 2022	509	—	18	—	1	528

£300m 3.75% bonds 2025	385	—	13	—	1	399

£350m 2.125% bonds 2026	447	—	15	—	—	462

€500m 2.125% bonds 2027	569	—	(12)	—	7	564

	2,580	68	33	25	52	2,758

Currency swaps	(7)	—	—	—	27	20

	2,573	68	33	25	79	2,778